Fidelity®

Freedom

Funds - Income, 2000, 2010, 2020, 2030, 2040

Semiannual Report

September 30, 2000

(2_fidelity_logos)(Registered_Trademark)

Contents

President's Message	3	Ned Johnson on investing strategies.
Performance	4	How the funds have done over time.
Fund Talk	15	The managers' review of the funds' performance, strategy and outlook.
Freedom Income	19 21 23	Investment Changes Investments Financial Statements
Freedom 2000	27 29 31	Investment Changes Investments Financial Statements
Freedom 2010	35 37 39	Investment Changes Investments Financial Statements
Freedom 2020	43 45 47	Investment Changes Investments Financial Statements
Freedom 2030	51 53 55	Investment Changes Investments Financial Statements
Freedom 2040	59 61 62	Investment Summary Investments Financial Statements
Notes	66	Notes to the financial statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the funds nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Disappointing third quarter corporate earnings announcements resulted in negative performance for many major U.S. equity indexes through the first nine months of 2000. A weak euro and the highest oil prices in 10 years frightened many investors into selling shares of large U.S. corporations with multinational presence. In fixed-income markets, 30-year Treasury prices also dropped, and these securities outyielded 10-year Treasury notes for the first time since January.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. Freedom Funds are already diversified because they invest in stock, bond and money market funds with both domestic and foreign exposures. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Fidelity Freedom Income Fund®

Performance: The Bottom Line

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain fund expenses, the fund's total returns would have been lower.

Cumulative Total Returns

Periods ended September 30, 2000	Past 6 months	Past 1 year	Life of fund
Fidelity Freedom Income	2.89%	10.61%	42.39%
Fidelity Freedom Income Composite	2.34%	8.77%	40.56%
Wilshire 5000	-4.32%	17.47%	107.85%
LB Aggregate Bond	4.81%	6.99%	28.85%
LB 3 Month T-Bill	3.09%	5.82%	23.10%

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, six months, one year or since the fund started on October 17, 1996. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Fidelity Freedom Income Composite Index, a hypothetical combination of the following unmanaged indices: the Wilshire 5000 Total Market Index, the Lehman Brothers Aggregate Bond Index, and the Lehman Brothers 3 Month Treasury Bill Index according to the composite benchmark weightings. These benchmarks include reinvested dividends and capital gains, if any.

Average Annual Total Returns

Periods ended September 30, 2000	Past 1 year	Life of fund
Fidelity Freedom Income	10.61%	9.34%
Fidelity Freedom Income Composite	8.77%	8.99%

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

Semiannual Report

Fidelity Freedom Income Fund
Performance - continued

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity Freedom Income Fund on October 17, 1996, when the fund started. As the chart shows, by September 30, 2000, the value of the investment would have grown to $14,239 - a 42.39% increase on the initial investment. For comparison, look at how the Lehman Brothers Aggregate Bond Index, a market value-weighted index of investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of one year or more, did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $12,885 - a 28.85% increase. With dividends and capital gains, if any, reinvested, the same $10,000 investment in the Fidelity Freedom Income Composite Index would have grown to $14,056 - a 40.56% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

Semiannual Report

Fidelity Freedom 2000 Fund®

Performance: The Bottom Line

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain fund expenses, the fund's total returns would have been lower.

Cumulative Total Returns

Periods ended September 30, 2000	Past 6 months	Past 1 year	Life of fund
Fidelity Freedom 2000	1.75%	13.90%	61.03%
Fidelity Freedom 2000 Composite	0.92%	10.35%	55.94%
Wilshire 5000	-4.32%	17.47%	107.85%
MSCI EAFE	-11.63%	3.37%	39.47%
LB Aggregate Bond	4.81%	6.99%	28.85%
ML High Yield Master II	1.30%	1.00%	22.87%
LB 3 Month T-Bill	3.09%	5.82%	23.10%

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, six months, one year or since the fund started on October 17, 1996. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Fidelity Freedom 2000 Composite Index, a hypothetical combination of the following unmanaged indices: the Wilshire 5000 Total Market Index, the Morgan Stanley Capital International Europe, Australasia, Far East (MSCI EAFE) Index, the Lehman Brothers Aggregate Bond Index, the Merrill Lynch High Yield Master II Index, and the Lehman Brothers 3 Month Treasury Bill Index. The index weightings are adjusted twice a year to reflect the fund's changing asset allocations. These benchmarks include reinvested dividends and capital gains, if any.

Average Annual Total Returns

Periods ended September 30, 2000	Past 1 year	Life of fund
Fidelity Freedom 2000	13.90%	12.80%
Fidelity Freedom 2000 Composite	10.35%	11.89%

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

Semiannual Report

Fidelity Freedom 2000 Fund
Performance - continued

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity Freedom 2000 Fund on October 17, 1996, when the fund started. As the chart shows, by September 30, 2000 the value of the investment would have grown to $16,103 - a 61.03% increase on the initial investment. For comparison, look at how the Lehman Brothers Aggregate Bond Index, a market value-weighted index of investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of one year or more, did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $12,885 - a 28.85% increase. With dividends and capital gains, if any, reinvested, the same $10,000 investment in the Fidelity Freedom 2000 Composite Index would have grown to $15,594 - a 55.94% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

Semiannual Report

Fidelity Freedom 2010 Fund®

Performance: The Bottom Line

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain fund expenses, the fund's total returns would have been lower.

Cumulative Total Returns

Periods ended September 30, 2000	Past 6 months	Past 1 year	Life of fund
Fidelity Freedom 2010	0.21%	17.75%	82.97%
Fidelity Freedom 2010 Composite	-0.99%	12.08%	72.13%
Wilshire 5000	-4.32%	17.47%	107.85%
MSCI EAFE	-11.63%	3.37%	39.47%
LB Aggregate Bond	4.81%	6.99%	28.85%
ML High Yield Master II	1.30%	1.00%	22.87%
LB 3 Month T-Bill	3.09%	5.82%	23.10%

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, six months, one year or since the fund started on October 17, 1996. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Fidelity Freedom 2010 Composite Index, a hypothetical combination of the following unmanaged indices: the Wilshire 5000 Total Market Index, the Morgan Stanley Capital International Europe, Australasia, Far East (MSCI EAFE) Index, the Lehman Brothers Aggregate Bond Index, the Merrill Lynch High Yield Master II Index, and the Lehman Brothers 3 Month Treasury Bill Index. The index weightings are adjusted twice a year to reflect the fund's changing asset allocations. These benchmarks include reinvested dividends and capital gains, if any.

Average Annual Total Returns

Periods ended September 30, 2000	Past 1 year	Life of fund
Fidelity Freedom 2010	17.75%	16.50%
Fidelity Freedom 2010 Composite	12.08%	14.71%

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

Semiannual Report

Fidelity Freedom 2010 Fund
Performance - continued

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity Freedom 2010 Fund on October 17, 1996, when the fund started. As the chart shows, by September 30, 2000, the value of the investment would have grown to $18,297 - an 82.97% increase on the initial investment. For comparison, look at how the S&P 500® Index, a market capitalization-weighted index of common stocks, did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $21,540 - a 115.40% increase. With dividends and capital gains, if any, reinvested, the same $10,000 investment in the Fidelity Freedom 2010 Composite Index would have grown to $17,213 - a 72.13% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

Semiannual Report

Fidelity Freedom 2020 Fund®

Performance: The Bottom Line

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain fund expenses, the fund's total returns would have been lower.

Cumulative Total Returns

Periods ended September 30, 2000	Past 6 months	Past 1 year	Life of fund
Fidelity Freedom 2020	-1.42%	21.27%	98.56%
Fidelity Freedom 2020 Composite	-3.04%	13.23%	81.88%
Wilshire 5000	-4.32%	17.47%	107.85%
MSCI EAFE	-11.63%	3.37%	39.47%
LB Aggregate Bond	4.81%	6.99%	28.85%
ML High Yield Master II	1.30%	1.00%	22.87%

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, six months, one year or since the fund started on October 17, 1996. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Fidelity Freedom 2020 Composite Index, a hypothetical combination of the following unmanaged indices: the Wilshire 5000 Total Market Index, the Morgan Stanley Capital International Europe, Australasia, Far East (MSCI EAFE) Index, the Lehman Brothers Aggregate Bond Index, and the Merrill Lynch High Yield Master II Index. The index weightings are adjusted twice a year to reflect the fund's changing asset allocations. These benchmarks include reinvested dividends and capital gains, if any.

Average Annual Total Returns

Periods ended September 30, 2000	Past 1 year	Life of fund
Fidelity Freedom 2020	21.27%	18.93%
Fidelity Freedom 2020 Composite	13.23%	16.32%

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

Semiannual Report

Fidelity Freedom 2020 Fund
Performance - continued

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity Freedom 2020 Fund on October 17, 1996, when the fund started. As the chart shows, by September 30, 2000, the value of the investment would have grown to $19,856 - a 98.56% increase on the initial investment. For comparison, look at how the S&P 500 Index, a market capitalization-weighted index of common stocks, did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $21,540 - a 115.40% increase. With dividends and capital gains, if any, reinvested, the same $10,000 investment in the Fidelity Freedom 2020 Composite Index would have grown to $18,188 - an 81.88% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

Semiannual Report

Fidelity Freedom 2030 Fund®

Performance: The Bottom Line

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain fund expenses, the fund's total returns would have been lower.

Cumulative Total Returns

Periods ended September 30, 2000	Past 6 months	Past 1 year	Life of fund
Fidelity Freedom 2030	-2.28%	22.48%	103.22%
Fidelity Freedom 2030 Composite	-4.09%	13.41%	83.08%
Wilshire 5000	-4.32%	17.47%	107.85%
MSCI EAFE	-11.63%	3.37%	39.47%
LB Aggregate Bond	4.81%	6.99%	28.85%
ML High Yield Master II	1.30%	1.00%	22.87%

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, six months, one year or since the fund started on October 17, 1996. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Fidelity Freedom 2030 Composite Index, a hypothetical combination of the following unmanaged indices: the Wilshire 5000 Total Market Index, the Morgan Stanley Capital International Europe, Australasia, Far East (MSCI EAFE) Index, the Lehman Brothers Aggregate Bond Index, and the Merrill Lynch High Yield Master II Index. The index weightings are adjusted twice a year to reflect the fund's changing asset allocations. These benchmarks include reinvested dividends and capital gains, if any.

Average Annual Total Returns

Periods ended September 30, 2000	Past 1 year	Life of fund
Fidelity Freedom 2030	22.48%	19.63%
Fidelity Freedom 2030 Composite	13.41%	16.52%

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

Semiannual Report

Fidelity Freedom 2030 Fund
Performance - continued

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity Freedom 2030 Fund on October 17, 1996, when the fund started. As the chart shows, by September 30, 2000, the value of the investment would have grown to $20,322 - a 103.22% increase on the initial investment. For comparison, look at how the S&P 500 Index, a market capitalization-weighted index of common stocks, did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $21,540 - a 115.40% increase. With dividends and capital gains, if any, reinvested, the same $10,000 investment in the Fidelity Freedom 2030 Composite Index would have grown to $18,308 - an 83.08% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

Semiannual Report

Fidelity Freedom 2040 Fund SM

Performance: The Bottom Line

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain fund expenses, the fund's total returns would have been lower.

Cumulative Total Returns

Periods ended September 30, 2000	Life of fund
Fidelity Freedom 2040	-3.00%
Fidelity Freedom 2040 Composite	-3.14%
Wilshire 5000	-3.07%
MSCI EAFE	-4.58%
ML High Yield Master II	-1.49%

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case since the fund started on September 6, 2000. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Fidelity Freedom 2040 Composite Index, a hypothetical combination of the following unmanaged indices: the Wilshire 5000 Total Market Index, the Morgan Stanley Capital International Europe, Australasia, Far East (MSCI EAFE) Index, and the Merrill Lynch High Yield Master II Index. The index weightings are adjusted twice a year to reflect the fund's changing asset allocations. These benchmarks include reinvested dividends and capital gains, if any.

Average Annual Total Returns

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

These numbers will be reported once the fund is a year old. In addition, the growth of the hypothetical $10,000 investment in the fund will appear in the fund's next report six months from now.

Semiannual Report

Fund Talk: The Managers' Overview

Market Recap

In May, the Federal Reserve Board made its latest, largest and potentially its last in a series of interest-rate hikes to slow the U.S. economy. Apparently, the Fed's actions were successful. As data emerged that indicated clear signs of an economic slowdown, the Fed bypassed opportunities to raise rates for the remainder of the six-month period ending September 30, 2000. In response, the U.S. stock market had mixed results. The prospect of a decelerating U.S. economy was particularly hard on tech stocks, as illustrated by the six-month return of -19.60% for the NASDAQ Composite Index. Investors abandoned tech and gravitated toward sectors that traditionally hold up better in a slower-growth climate, such as health care and energy. But as the period progressed, two events threatened to slow growth further: surging oil prices and a weak European currency. This resulted in a flurry of disappointing third-quarter earnings announcements, leaving many U.S. equity indexes with negative returns. The Standard & Poor's 500SM Index, for example, fell 3.60% during the six-month period, while the Dow Jones Industrial Average declined 1.71%. Anticipation that the Fed was done raising rates, combined with persistent flights-to-safety from risk-averse investors concerned about volatility in equity markets, helped lift bonds over stocks during the period. The Lehman Brothers Aggregate Bond Index - a popular measure of taxable-bond performance - returned 4.81%.

(Portfolio Manager photograph)
(Portfolio Manager photograph)
An interview with Scott Stewart (right) and Ren Cheng, Portfolio Managers of Fidelity Freedom Funds

Q. How did the funds perform, Scott?

S.S. Every portfolio outperformed its benchmark. For the six-month period that ended September 30, 2000, the Income, 2000 and 2010 portfolios returned 2.89%, 1.75% and 0.21%, respectively. The 2020 and 2030 portfolios returned -1.42% and -2.28%, respectively, during the same period. Each Freedom Fund compares its performance to a composite benchmark, which comprises various indexes and reflects the fund's target allocation mix. During the past six months, the composite benchmarks for the Income, 2000 and 2010 portfolios returned 2.34%, 0.92%, and -0.99%, respectively. The composite benchmarks for the 2020 and 2030 portfolios returned -3.04% and -4.09%, respectively, during the same period. For the 12-month period that ended September 30, 2000, the Income, 2000 and 2010 portfolios returned 10.61%, 13.90% and 17.75%, respectively. The 2020 and 2030 portfolios returned 21.27% and 22.48%, respectively, during the same period. In comparison, the composite benchmarks for the Income, 2000 and 2010 portfolios returned 8.77%, 10.35% and 12.08%, respectively. Additionally, the benchmarks for the 2020 and 2030 portfolios returned 13.23% and 13.41%, respectively, during the past year. Since its inception on September 6, 2000 through September 30, 2000, the 2040 portfolio returned -3.00%, while its composite benchmark returned -3.14%.

Semiannual Report

Fund Talk: The Managers' Overview - continued

Q. Turning to you Ren, what factors helped the Freedom portfolios outperform their benchmarks during the six-month period?

R.C. The portfolios did what we designed them to do: tap into the value of Fidelity's fundamental stock picking talent without taking on any significant risk beyond that of the benchmarks. During the past six months - a period of tremendous volatility - the investment structure of the Freedom portfolios held up well. We accomplished this performance by monitoring the aggregate risk of each portfolio, making sure risk was closely correlated with each benchmark. Through this analysis, we attempted to limit the downside of the portfolio during periods of extreme market conditions, such as the one we just experienced. Additionally, the portfolios' structure kept each of them diversified across a variety of analytical measures, including sectors, industries, investment objectives and market capitalizations. This diversification, and our management discipline that monitors these various characteristics, also prevented the portfolios from suffering too much during the extreme market swings, such as the technology correction in the spring. At the same time, the diversification benefited the portfolios when market sentiment favored other areas, such as pharmaceuticals and financials.

Q. Why did the performance of the 2020 and 2030 portfolios suffer in comparison to the shorter-term portfolios?

R.C. Those two portfolios are more aggressive than the other portfolios. Given that the Freedom Funds are designed for investors to take on age-appropriate risk in their investments, the portfolios have varying degrees of asset allocation. The 2020 and 2030 portfolios, as well as the recently launched 2040 portfolio, each have a higher concentration of underlying Fidelity equity funds than the other, more-conservative portfolios in the group. Equities, both international and domestic, performed worse than bonds during the past six months. As a result, the absolute performance of the longer-term portfolios declined more than the Income, 2000 and 2010 portfolios, which held higher concentrations of fixed-income and money market funds.

Q. Which investment categories performed well? Which underperformed?

R.C. The only investment categories to show positive returns during the past six months were the bond and money market fund categories, which held up relatively well compared to the slumping equity markets. Our holdings in underlying bond funds boosted returns. On the downside, the high-yield portion of the portfolios underperformed on both an absolute and relative basis, in part because the high-yield market had a higher-than-expected default rate. Among our equity categories, the portfolios' domestic holdings were hurt by a technology correction, reflected most notably in the negative returns of OTC Portfolio and Growth Company. At the same time, the portfolios' investments in other underlying domestic equity funds, such as Equity Income and Growth & Income, generated positive returns. On the international front, the devaluation of the euro and historically high oil prices hurt our positions in all five underlying international funds, which delivered negative returns. Holdings in the Southeast Asia and Japan funds suffered the most due to region-specific issues.

Semiannual Report

Fund Talk: The Managers' Overview - continued

Q. What is your outlook, Ren?

R.C. I expect market volatility to continue, but at the same time I am confident the Freedom Funds will continue to perform well relative to their benchmarks. The portfolios are designed to attempt to control the downside of volatile market swings, such as those that occurred during the period. Historical analysis has shown that if one can control a portfolio's risk during sharp market declines in the short-term, the long-term performance of the portfolio will be that much better. In essence, if you can control the downside, the upside should take care of itself. We'll gradually reallocate each Freedom Fund's target investment mix during the coming months. The table below illustrates the target mix we'd like to achieve for each fund by the next time we address our shareholders on March 31, 2001.

	Income	2000	2010	2020	2030	2040
Domestic Equity Funds	20.0%	27.5%	43.2%	61.4%	70.0%	75.0%
International Equity Funds	-	1.9%	5.8%	10.3%	12.9%	15.0%
Inv. Grade Fixed-Income Funds	40.0%	40.5%	37.5%	20.8%	9.2%	-
High Yield Fixed-Income Funds	-	2.0%	5.5%	7.5%	7.9%	10.0%
Money Market Funds	40.0%	28.1%	8.0%	-	-	-

The views expressed in this report reflect those of the portfolio managers only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Reflecting the changes to the target investment mixes described above, each Fund's composite benchmark will change its allocation, as necessary, as of January 1, 2001. The table below illustrates these changes.

Composite Benchmarks

	Income	2000	2010	2020	2030	2040
Wilshire 5000	20.0%	28.5%	44.0%	61.8%	70.0%	75.0%
MSCI EAFE	-	2.1%	6.0%	10.4%	13.0%	15.0%
LB Aggregate Bond	40.0%	40.3%	36.8%	20.3%	9.0%	-
ML High Yield Master II	-	2.2%	5.6%	7.5%	8.0%	10.0%
LB 3 Month T-Bill	40.0%	26.9%	7.6%	-	-	-

Semiannual Report

Fund Talk: The Managers' Overview - continued

Fund Facts

Goal: The Income Fund seeks high current income and, as a secondary objective, capital appreciation. The 2000, 2010, 2020, 2030 and 2040 Funds each seek high total return. Each Fund seeks to achieve its goal by investing in a combination of underlying Fidelity equity, fixed-income and money market funds.

Fund numbers: Income (369); 2000 (370); 2010 (371); 2020 (372); 2030 (373); 2040 (718)

Trading symbol: FFFAX; FFFBX; FFFCX; FFFDX; FFFEX; FFFFF

Size: as of September 30, 2000, more than $379 million (Income); $656 million (2000); $2.1 billion (2010); $1.7 billion (2020); $1.2 billion (2030); $4 million (2040)

Managers: Ren Cheng, since inception; manager, various structured investments for Fidelity Management Trust Company; joined Fidelity in 1994; Scott Stewart, since inception; manager, Fidelity Fifty, 1993 - 1999; founder and head of Fidelity's Structured Equity Group, since 1987; joined Fidelity in 1987

3

Ren Cheng on his structured investment process:

"In making investment decisions, I regularly compare the aggregate holdings of all the underlying funds in each Freedom Fund. I compare the risk characteristics of each asset class - domestic, international, bond, high yield, and money market - to those of the benchmarks. Since risk control is the key component of our investment strategy, I may, as necessary, adjust the asset allocation of the Funds if a specific measurement, such as industry weight or capitalization, falls too far out of line with each Fund's benchmark. If, for example, a manager of an underlying growth fund is making a large bet in technology, skewing a Freedom Fund too far in that direction, I may neutralize it by selling some of that underlying fund and buying more of a more value-oriented fund.

"By monitoring the aggregate holdings, I try to maintain an optimal level of risk. Placing a major emphasis on risk control enables the Freedom Funds to benefit from Fidelity's expertise in active stock selection."

Note to shareholders: Effective December 1, 2000, Fidelity Mid-Cap Stock Fund will be added as an underlying fund of the Freedom Funds to provide additional mid-cap exposure.

Semiannual Report

Fidelity Freedom Income Fund

Investment Changes

Fund Holdings as of September 30, 2000
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Blue Chip Growth Fund	2.9%	2.9%
Disciplined Equity Fund	3.0	3.0
Equity-Income Fund	3.1	3.1
Fidelity Fund	2.9	2.9
Growth & Income Portfolio	3.0	3.0
Growth Company Fund	3.0	2.8
OTC Portfolio	1.9	1.9
	19.8	19.6
Investment Grade Fixed-Income Funds
Government Income Fund	15.2	15.2
Intermediate Bond Fund	9.9	9.9
Investment Grade Bond Fund	15.2	15.2
	40.3	40.3
Money Market Fund
Fidelity Money Market Trust: Retirement Money Market Portfolio	39.9	40.1
	100.0%	100.0%

Semiannual Report

Fidelity Freedom Income Fund
Investment Changes - continued

Investments

Asset Allocation

Six months ago
19.6%
40.1%
40.3%
Current
19.8%
39.9%
40.3%
Domestic Equity funds
Investment Grade Fixed-Income funds
Money Market fund
Expected
20.0%
40.0%
40.0%

The six months ago allocation is based on the fund's holdings as of March 31, 2000. The current allocation is based on the fund's holdings as of September 30, 2000. The expected allocation represents the fund's anticipated target asset allocation at March 31, 2001.

Semiannual Report

Fidelity Freedom Income Fund

Investments September 30, 2000

(Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 19.8%
	Shares	Value (Note 1)
Domestic Equity Funds - 19.8%
Blue Chip Growth Fund	186,181	$ 11,092,688
Disciplined Equity Fund	353,595	11,187,736
Equity-Income Fund	220,373	11,836,212
Fidelity Fund	289,169	11,086,746
Growth & Income Portfolio	252,360	11,308,231
Growth Company Fund	122,650	11,449,419
OTC Portfolio	120,012	7,048,292
TOTAL EQUITY FUNDS (Cost $64,840,207)		75,009,324
Fixed-Income Funds - 40.3%

Investment Grade Fixed-Income Funds - 40.3%
Government Income Fund	6,008,561	57,622,104
Intermediate Bond Fund	3,821,205	37,677,085
Investment Grade Bond Fund	8,224,488	57,653,660
TOTAL FIXED-INCOME FUNDS (Cost $154,287,113)		152,952,849
Money Market Fund - 39.9%

Fidelity Money Market Trust: Retirement Money Market Portfolio (Cost $151,490,646)	151,490,646	151,490,644
Cash Equivalents - 0.0%
	Maturity Amount
Investments in repurchase agreements (U.S. Treasury Obligations), in a joint trading account at 6.52%, dated 9/29/00 due 10/2/00 (Cost $208,000)	$ 208,113	208,000
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $370,825,966)		$ 379,660,817
Other Information
Purchases and redemptions of the underlying fund shares aggregated $162,153,959 and $88,236,889, respectively.
Income Tax Information

At September 30, 2000, the aggregate cost of investment securities for income tax purposes was $372,934,288. Net unrealized appreciation aggregated $6,726,529, of which $11,012,767 related to appreciated investment securities and $4,286,238 related to depreciated investment securities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom Income Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2000 (Unaudited)
Assets
Investment in securities, at value (including repurchase agreements of $208,000) (cost $370,825,966) - See accompanying schedule		$ 379,660,817
Cash		626
Receivable for Freedom Fund shares sold		1,369,764
Dividends receivable		1,593,890
Total assets		382,625,097
Liabilities
Payable for underlying fund shares purchased	$ 2,157,862
Payable for Freedom Fund shares redeemed	941,068
Accrued management fee	24,491
Total liabilities		3,123,421
Net Assets		$ 379,501,676
Net Assets consist of:
Paid in capital		$ 367,432,498
Undistributed net investment income		2,238,277
Accumulated undistributed net realized gain (loss) on investments		996,050
Net unrealized appreciation (depreciation) on investments		8,834,851
Net Assets, for 33,233,368 shares outstanding		$ 379,501,676
Net Asset Value, offering price and redemption price per share ($379,501,676 ÷ 33,233,368 shares)		$11.42

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Income Fund
Financial Statements - continued

Statement of Operations

	Six months ended September 30, 2000 (Unaudited)
Investment Income Income distributions from underlying funds		$ 8,679,697
Interest		1,969
Total income		8,681,666
Expenses
Management fee	$ 168,783
Non-interested trustees' compensation	518
Total expenses before reductions	169,301
Expense reductions	(77,272)	92,029
Net investment income		8,589,637
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(925,698)
Capital gain distributions from underlying funds	2,910,495	1,984,797
Change in net unrealized appreciation (depreciation) on investment securities		(363,091)
Net gain (loss)		1,621,706
Net increase (decrease) in net assets resulting from operations		$ 10,211,343
Other Information
Expense reductions Reimbursement from investment adviser		$ 33,649
Custodian credits		22
Transfer agent credits		43,601
		$ 77,272

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Income Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended September 30, 2000 (Unaudited)	Year ended March 31, 2000
Increase (Decrease) in Net Assets
Operations Net investment income	$ 8,589,637	$ 11,308,494
Net realized gain (loss)	1,984,797	7,947,484
Change in net unrealized appreciation (depreciation)	(363,091)	3,587,636
Net increase (decrease) in net assets resulting from operations	10,211,343	22,843,614
Distributions to shareholders From net investment income	(7,879,527)	(11,479,859)
From net realized gain	(5,879,020)	(2,572,145)
Total distributions	(13,758,547)	(14,052,004)
Share transactions Net proceeds from sales of Freedom Fund shares	245,461,566	325,878,686
Reinvestment of distributions	13,545,077	13,824,904
Cost of Freedom Fund shares redeemed	(182,791,826)	(239,298,677)
Net increase (decrease) in net assets resulting from share transactions	76,214,817	100,404,913
Total increase (decrease) in net assets	72,667,613	109,196,523
Net Assets
Beginning of period	306,834,063	197,637,540
End of period (including undistributed net investment income of $2,238,277 and $1,528,167, respectively)	$ 379,501,676	$ 306,834,063
Other Information Shares
Sold	21,674,169	28,961,004
Issued in reinvestment of distributions	1,203,696	1,231,741
Redeemed	(16,148,505)	(21,255,056)
Net increase (decrease)	6,729,360	8,937,689

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended September 30, 2000	Years ended March 31,
	(Unaudited)	2000	1999	1998	1997 E
Selected Per-Share Data
Net asset value, beginning of period	$ 11.58	$ 11.25	$ 10.95	$ 10.06	$ 10.00
Income from Investment Operations
Net investment income D	.29	.52	.49	.50	.22
Net realized and unrealized gain (loss)	.03	.45	.40	.96	(.02)
Total from investment operations	.32	.97	.89	1.46	.20
Less Distributions
From net investment income	(.27)	(.52)	(.47)	(.51)	(.14)
From net realized gain	(.21)	(.12)	(.12)	(.06)	-
Total distributions	(.48)	(.64)	(.59)	(.57)	(.14)
Net asset value, end of period	$ 11.42	$ 11.58	$ 11.25	$ 10.95	$ 10.06
Total Return B, C	2.89%	8.96%	8.41%	14.88%	1.99%
Ratios and Supplemental Data (amounts do not include the activity of the underlying funds)
Net assets, end of period (000 omitted)	$ 379,502	$ 306,834	$ 197,638	$ 55,472	$ 9,427
Ratio of expenses to average net assets	.08% A, F	.08% F	.08% F	.08% F	.08% A, F
Ratio of expenses to average net assets after expense reductions	.05% A, G	.07% G	.07% G	.08%	.08% A
Ratio of net investment income to average net assets	5.07% A	4.59%	4.46%	4.71%	4.95% A
Portfolio turnover rate	52% A	37%	29%	33%	32% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C The total returns would have been lower had certain expenses not been reduced during the periods shown.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E For the period October 17, 1996 (commencement of operations) to March 31, 1997.

F FMR agreed to reimburse a portion of the fund's expenses during the period. Without this reimbursement, the fund's expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the fund's expenses.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2000 Fund

Investment Changes

Fund Holdings as of September 30, 2000
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Blue Chip Growth Fund	4.6%	4.8%
Disciplined Equity Fund	4.6	4.9
Equity-Income Fund	4.9	5.0
Fidelity Fund	4.6	4.8
Growth & Income Portfolio	4.7	4.9
Growth Company Fund	4.8	4.6
OTC Portfolio	2.9	3.1
	31.1	32.1
International Equity Funds
Diversified International Fund	0.7	0.8
Europe Fund	0.9	1.1
Japan Fund	0.3	0.3
Overseas Fund	0.7	0.8
Southeast Asia Fund	0.1	0.1
	2.7	3.1
High Yield Fixed-Income Funds
Capital & Income Fund	2.7	3.0

Investment Grade Fixed-Income Funds
Government Income Fund	15.1	15.1
Intermediate Bond Fund	9.9	9.8
Investment Grade Bond Fund	15.2	15.0
	40.2	39.9
Money Market Fund
Fidelity Money Market Trust: Retirement Money Market Portfolio	23.3	21.9
	100.0%	100.0%

Semiannual Report

Fidelity Freedom 2000 Fund
Investment Changes - continued

Investments

Asset Allocation

**Six months ago**

21.9% (MM)
32.1% (DE)
3.1% (IE)
3.0% (HY)
39.9% (IG)

**Current**

23.3% (MM)
31.1% (DE)
2.7% (IE)
2.7% (HY)
40.2% (IG)

- Equity
  - DE = Domestic Equity funds
  - IE = International Equity funds
- Fixed-income
  - HY = High Yield funds
  - IG = Investment Grade funds
- Money Market fund (MM)

**Expected**

28.1% (MM)
27.5% (DE)
1.9% (IE)
2.0% (HY)
40.5% (IG)

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2000. The current allocation is based on the fund's holdings as of September 30, 2000. The expected allocation represents the fund's anticipated target asset allocation at March 31, 2001.

Semiannual Report

Fidelity Freedom 2000 Fund

Investments September 30, 2000

(Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 33.8%
	Shares	Value (Note 1)
Domestic Equity Funds - 31.1%
Blue Chip Growth Fund	506,268	$ 30,163,464
Disciplined Equity Fund	962,071	30,439,919
Equity-Income Fund	600,408	32,247,932
Fidelity Fund	786,302	30,146,814
Growth & Income Portfolio	686,451	30,759,883
Growth Company Fund	333,327	31,116,041
OTC Portfolio	325,605	19,122,759
TOTAL DOMESTIC EQUITY FUNDS		203,996,812
International Equity Funds - 2.7%
Diversified International Fund	191,166	4,563,139
Europe Fund	163,781	5,996,010
Japan Fund	75,902	1,700,965
Overseas Fund	106,076	4,499,748
Southeast Asia Fund	55,533	725,815
TOTAL INTERNATIONAL EQUITY FUNDS		17,485,677
TOTAL EQUITY FUNDS (Cost $175,994,129)		221,482,489
Fixed-Income Funds - 42.9%

High Yield Fixed-Income Funds - 2.7%
Capital & Income Fund	2,043,786	17,760,504
Investment Grade Fixed-Income Funds - 40.2%
Government Income Fund	10,360,629	99,358,432
Intermediate Bond Fund	6,587,843	64,956,129
Investment Grade Bond Fund	14,180,919	99,408,245
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		263,722,806
TOTAL FIXED-INCOME FUNDS (Cost $286,479,506)		281,483,310
Money Market Fund - 23.3%

Fidelity Money Market Trust: Retirement Money Market Portfolio (Cost $153,204,148)	153,204,148	153,204,148
Cash Equivalents - 0.0%
	Maturity Amount	Value (Note 1)
Investments in repurchase agreements (U.S. Treasury Obligations), in a joint trading account at 6.52%, dated 9/29/00 due 10/2/00 (Cost $210,000)	$ 210,114	$ 210,000
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $615,887,783)		$ 656,379,947
Other Information
Purchases and redemptions of the underlying fund shares aggregated $232,568,932 and $308,186,903, respectively.
Income Tax Information

At September 30, 2000, the aggregate cost of investment securities for income tax purposes was $620,145,909. Net unrealized appreciation aggregated $36,234,038, of which $46,836,328 related to appreciated investment securities and $10,602,290 related to depreciated investment securities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2000 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2000 (Unaudited)
Assets
Investment in securities, at value (including repurchase agreements of $210,000) (cost $615,887,783) - See accompanying schedule		$ 656,379,947
Cash		67
Receivable for Freedom Fund shares sold		1,862,696
Dividends receivable		2,241,764
Total assets		660,484,474
Liabilities
Payable for underlying fund shares purchased	$ 2,536,473
Payable for Freedom Fund shares redeemed	1,655,655
Accrued management fee	43,266
Total liabilities		4,235,394
Net Assets		$ 656,249,080
Net Assets consist of:
Paid in capital		$ 591,542,002
Undistributed net investment income		14,721,287
Accumulated undistributed net realized gain (loss) on investments		9,493,627
Net unrealized appreciation (depreciation) on investments		40,492,164
Net Assets, for 50,170,489 shares outstanding		$ 656,249,080
Net Asset Value, offering price and redemption price per share ($656,249,080 ÷ 50,170,489 shares)		$13.08

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2000 Fund
Financial Statements - continued

Statement of Operations

	Six months ended September 30, 2000 (Unaudited)
Investment Income Income distributions from underlying funds		$ 15,105,307
Interest		3,496
Total income		15,108,803
Expenses
Management fee	$ 348,827
Non-interested trustees' compensation	1,131
Total expenses before reductions	349,958
Expense reductions	(153,224)	196,734
Net investment income		14,912,069
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	4,664,543
Capital gain distributions from underlying funds	8,111,959	12,776,502
Change in net unrealized appreciation (depreciation) on investment securities		(16,833,866)
Net gain (loss)		(4,057,364)
Net increase (decrease) in net assets resulting from operations		$ 10,854,705
Other Information
Expense reductions Reimbursement from investment adviser		$ 71,187
Transfer agent credits		82,037
		$ 153,224

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2000 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended September 30, 2000 (Unaudited)	Year ended March 31, 2000
Increase (Decrease) in Net Assets
Operations Net investment income	$ 14,912,069	$ 25,062,155
Net realized gain (loss)	12,776,502	38,011,230
Change in net unrealized appreciation (depreciation)	(16,833,866)	22,984,096
Net increase (decrease) in net assets resulting from operations	10,854,705	86,057,481
Distributions to shareholders From net investment income	(7,501,048)	(26,666,342)
From net realized gain	(27,128,457)	(14,199,445)
Total distributions	(34,629,505)	(40,865,787)
Share transactions Net proceeds from sales of Freedom Fund shares	301,648,647	492,959,491
Reinvestment of distributions	34,552,746	40,781,091
Cost of Freedom Fund shares redeemed	(400,125,626)	(398,701,795)
Net increase (decrease) in net assets resulting from share transactions	(63,924,233)	135,038,787
Total increase (decrease) in net assets	(87,699,033)	180,230,481
Net Assets
Beginning of period	743,948,113	563,717,632
End of period (including undistributed net investment income of $14,721,287 and $7,310,266, respectively)	$ 656,249,080	$ 743,948,113
Other Information Shares
Sold	23,226,837	38,299,772
Issued in reinvestment of distributions	2,755,407	3,206,894
Redeemed	(31,035,557)	(31,012,430)
Net increase (decrease)	(5,053,313)	10,494,236

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended September 30, 2000	Years ended March 31,
	(Unaudited)	2000	1999	1998	1997 E
Selected Per-Share Data
Net asset value, beginning of period	$ 13.47	$ 12.60	$ 11.98	$ 10.12	$ 10.00
Income from Investment Operations
Net investment income D	.28	.50	.45	.60	.18
Net realized and unrealized gain (loss)	(.07)	1.18	.78	1.71	.03
Total from investment operations	.21	1.68	1.23	2.31	.21
Less Distributions
From net investment income	(.13)	(.52)	(.40)	(.33)	(.09)
From net realized gain	(.47)	(.29)	(.21)	(.12)	-
Total distributions	(.60)	(.81)	(.61)	(.45)	(.09)
Net asset value, end of period	$ 13.08	$ 13.47	$ 12.60	$ 11.98	$ 10.12
Total Return B, C	1.75%	13.81%	10.51%	23.25%	2.09%
Ratios and Supplemental Data (amounts do not include the activity of the underlying funds)
Net assets, end of period (000 omitted)	$ 656,249	$ 743,948	$ 563,718	$ 325,126	$ 15,946
Ratio of expenses to average net assets	.08% A, F	.08% F	.08% F	.08% F	.08% A, F
Ratio of expenses to average net assets after expense reductions	.06% A, G	.07% G	.07% G	.08%	.08% A
Ratio of net investment income to average net assets	4.26% A	3.88%	3.76%	3.72%	4.00% A
Portfolio turnover rate	66% A	37%	27%	24%	19% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C The total returns would have been lower had certain expenses not been reduced during the periods shown.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E For the period October 17, 1996 (commencement of operations) to March 31, 1997.

F FMR agreed to reimburse a portion of the fund's expenses during the period. Without this reimbursement, the fund's expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the fund's expenses.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2010 Fund

Investment Changes

Fund Holdings as of September 30, 2000
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Blue Chip Growth Fund	6.9%	7.2%
Disciplined Equity Fund	7.0	7.3
Equity-Income Fund	7.4	7.4
Fidelity Fund	6.9	7.1
Growth & Income Portfolio	7.1	7.2
Growth Company Fund	7.1	6.9
OTC Portfolio	4.4	4.6
	46.8	47.7
International Equity Funds
Diversified International Fund	1.7	1.8
Europe Fund	2.2	2.4
Japan Fund	0.6	0.7
Overseas Fund	1.6	1.8
Southeast Asia Fund	0.2	0.3
	6.3	7.0
High Yield Fixed-Income Funds
Capital & Income Fund	5.8	6.1

Investment Grade Fixed-Income Funds
Government Income Fund	13.1	12.6
Intermediate Bond Fund	8.5	8.2
Investment Grade Bond Fund	13.1	12.6
	34.7	33.4
Money Market Fund
Fidelity Money Market Trust: Retirement Money Market Portfolio	6.4	5.8
	100.0%	100.0%

Semiannual Report

Fidelity Freedom 2010 Fund

Investment Changes - continued

Investments

Asset Allocation

## Six months ago

5.8% (MM)
33.4% (IG)
47.7% (DE)
6.1% (HY)
7.0% (IE)

## Current

6.4% (MM)
34.7% (IG)
46.8% (DE)
5.8% (HY)
6.3% (IE)

- Equity
  - DE = Domestic Equity funds
  - IE = International Equity funds
- Fixed-income
  - HY = High Yield funds
  - IG = Investment Grade funds
- Money Market fund (MM)

## Expected

8.0% (MM)
37.5% (IG)
43.2% (DE)
5.5% (HY)
5.8% (IE)

The six months ago allocation is based on the fund's holdings as of March 31, 2000. The current allocation is based on the fund's holdings as of September 30, 2000. The expected allocation represents the fund's anticipated target asset allocation at March 31, 2001.

Semiannual Report

Fidelity Freedom 2010 Fund

Investments September 30, 2000

(Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 53.1%
	Shares	Value (Note 1)
Domestic Equity Funds - 46.8%
Blue Chip Growth Fund	2,506,690	$ 149,348,598
Disciplined Equity Fund	4,761,927	150,667,356
Equity-Income Fund	2,970,525	159,546,883
Fidelity Fund	3,893,102	149,261,522
Growth & Income Portfolio	3,398,756	152,298,277
Growth Company Fund	1,650,640	154,087,202
OTC Portfolio	1,613,414	94,755,825
TOTAL DOMESTIC EQUITY FUNDS		1,009,965,663
International Equity Funds - 6.3%
Diversified International Fund	1,517,889	36,231,999
Europe Fund	1,280,842	46,891,621
Japan Fund	575,061	12,887,119
Overseas Fund	842,093	35,721,568
Southeast Asia Fund	423,028	5,528,972
TOTAL INTERNATIONAL EQUITY FUNDS		137,261,279
TOTAL EQUITY FUNDS (Cost $963,603,774)		1,147,226,942
Fixed-Income Funds - 40.5%

High Yield Fixed-Income Funds - 5.8%
Capital & Income Fund	14,410,291	125,225,427
Investment Grade Fixed-Income Funds - 34.7%
Government Income Fund	29,461,752	282,538,201
Intermediate Bond Fund	18,734,246	184,719,664
Investment Grade Bond Fund	40,285,762	282,403,190
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		749,661,055
TOTAL FIXED-INCOME FUNDS (Cost $883,380,559)		874,886,482
Money Market Fund - 6.4%

Fidelity Money Market Trust: Retirement Money Market Portfolio (Cost $137,080,954)	137,080,954	137,080,954
Cash Equivalents - 0.0%
	Maturity Amount	Value (Note 1)
Investments in repurchase agreements (U.S. Treasury Obligations), in a joint trading account at 6.52%, dated 9/29/00 due 10/2/00 (Cost $264,000)	$ 264,143	$ 264,000
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $1,984,329,287)		$ 2,159,458,378
Other Information
Purchases and redemptions of the underlying fund shares aggregated $1,026,656,135 and $810,695,628, respectively.
Income Tax Information

At September 30, 2000, the aggregate cost of investment securities for income tax purposes was $1,999,108,820. Net unrealized appreciation aggregated $160,349,558, of which $195,939,433 related to appreciated investment securities and $35,589,875 related to depreciated investment securities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2010 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2000 (Unaudited)
Assets
Investment in securities, at value (including repurchase agreements of $264,000) (cost $1,984,329,287) - See accompanying schedule		$ 2,159,458,378
Cash		734
Receivable for Freedom Fund shares sold		6,338,936
Dividends receivable		5,319,796
Total assets		2,171,117,844
Liabilities
Payable for underlying fund shares purchased	$ 9,180,694
Payable for Freedom Fund shares redeemed	2,521,518
Accrued management fee	142,391
Total liabilities		11,844,603
Net Assets		$ 2,159,273,241
Net Assets consist of:
Paid in capital		$ 1,927,017,917
Undistributed net investment income		33,821,065
Accumulated undistributed net realized gain (loss) on investments		23,305,168
Net unrealized appreciation (depreciation) on investments		175,129,091
Net Assets, for 144,261,081 shares outstanding		$ 2,159,273,241
Net Asset Value, offering price and redemption price per share ($2,159,273,241 ÷ 144,261,081 shares)		$14.97

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2010 Fund
Financial Statements - continued

Statement of Operations

	Six months ended September 30, 2000 (Unaudited)
Investment Income Income distributions from underlying funds		$ 34,650,550
Interest		5,231
Total income		34,655,781
Expenses
Management fee	$ 1,064,160
Non-interested trustees' compensation	3,333
Total expenses before reductions	1,067,493
Expense reductions	(384,891)	682,602
Net investment income		33,973,179
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(6,994,133)
Capital gain distributions from underlying funds	39,829,648	32,835,515
Change in net unrealized appreciation (depreciation) on investment securities		(62,940,056)
Net gain (loss)		(30,104,541)
Net increase (decrease) in net assets resulting from operations		$ 3,868,638
Other Information Expense Reductions
Reimbursement from investment adviser		$ 217,600
Transfer agent credits		167,291
		$ 384,891

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2010 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended September 30, 2000 (Unaudited)	Year ended March 31, 2000
Increase (Decrease) in Net Assets
Operations Net investment income	$ 33,973,179	$ 43,079,015
Net realized gain (loss)	32,835,515	104,776,910
Change in net unrealized appreciation (depreciation)	(62,940,056)	137,436,334
Net increase (decrease) in net assets resulting from operations	3,868,638	285,292,259
Distributions to shareholders From net investment income	(13,265,402)	(49,841,025)
From net realized gain	(73,696,753)	(39,013,598)
Total distributions	(86,962,155)	(88,854,623)
Share transactions Net proceeds from sales of Freedom Fund shares	1,042,761,883	1,114,303,078
Reinvestment of distributions	86,862,616	88,773,017
Cost of Freedom Fund shares redeemed	(900,344,596)	(475,336,139)
Net increase (decrease) in net assets resulting from share transactions	229,279,903	727,739,956
Total increase (decrease) in net assets	146,186,386	924,177,592
Net Assets
Beginning of period	2,013,086,855	1,088,909,263
End of period (including undistributed net investment income of $33,821,065 and $13,113,288, respectively)	$ 2,159,273,241	$ 2,013,086,855
Other Information Shares
Sold	69,600,716	76,923,629
Issued in reinvestment of distributions	6,032,127	6,204,166
Redeemed	(60,811,049)	(32,821,268)
Net increase (decrease)	14,821,794	50,306,527

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended September 30, 2000	Years ended March 31,
	(Unaudited)	2000	1999	1998	1997 E
Selected Per-Share Data
Net asset value, beginning of period	$ 15.55	$ 13.76	$ 12.81	$ 10.15	$ 10.00
Income from Investment Operations
Net investment income D	.24	.43	.36	.30	.11
Net realized and unrealized gain (loss)	(.23)	2.27	1.22	2.82	.15
Total from investment operations	.01	2.70	1.58	3.12	.26
Less Distributions
From net investment income	(.09)	(.49)	(.35)	(.37)	(.11)
From net realized gain	(.50)	(.42)	(.28)	(.09)	-
Total distributions	(.59)	(.91)	(.63)	(.46)	(.11)
Net asset value, end of period	$ 14.97	$ 15.55	$ 13.76	$ 12.81	$ 10.15
Total Return B, C	.21%	20.32%	12.65%	31.31%	2.59%
Ratios and Supplemental Data (amounts do not include the activity of underlying funds)
Net assets, end of period (000 omitted)	$ 2,159,273	$ 2,013,087	$ 1,088,909	$ 647,356	$ 23,600
Ratio of expenses to average net assets	.08% A, F	.08% F	.08% F	.08% F	.08% A, F
Ratio of expenses to average net assets after expense reductions	.06% A, G	.07% G	.07% G	.08%	.08% A
Ratio of net investment income to average net assets	3.18% A	2.98%	2.82%	2.54%	2.56% A
Portfolio turnover rate	76% A	33%	27%	20%	3% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C The total returns would have been lower had certain expenses not been reduced during the periods shown.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E For the period October 17, 1996 (commencement of operations) to March 31, 1997.

F FMR agreed to reimburse a portion of the fund's expenses during the period. Without this reimbursement, the fund's expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the fund's expenses.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2020 Fund

Investment Changes

Fund Holdings as of September 30, 2000
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Blue Chip Growth Fund	9.4%	9.5%
Disciplined Equity Fund	9.4	9.6
Equity-Income Fund	10.0	9.9
Fidelity Fund	9.4	9.5
Growth & Income Portfolio	9.6	9.6
Growth Company Fund	9.7	9.2
OTC Portfolio	5.9	6.1
	63.4	63.4
International Equity Funds
Diversified International Fund	2.7	2.7
Europe Fund	3.5	3.8
Japan Fund	1.0	1.1
Overseas Fund	2.6	2.8
Southeast Asia Fund	0.4	0.5
	10.2	10.9
High Yield Fixed-Income Funds
Capital & Income Fund	7.4	7.6

Investment Grade Fixed-Income Funds
Government Income Fund	7.1	6.8
Intermediate Bond Fund	4.7	4.5
Investment Grade Bond Fund	7.2	6.8
	19.0	18.1
	100.0%	100.0%

Semiannual Report

Fidelity Freedom 2020 Fund
Investment Changes - continued

Investments

Asset Allocation

## Six months ago

18.1% (IG)
63.4% (DE)
7.6% (HY)
10.9% (IE)

## Current

19.0% (IG)
63.4% (DE)
7.4% (HY)
10.2% (IE)

Equity
DE = Domestic Equity funds
IE = International Equity funds

Fixed-income
HY = High Yield funds
IG = Investment Grade funds

## Expected

20.8% (IG)
61.4% (DE)
7.5% (HY)
10.3% (IE)

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2000. The current allocation is based on the fund's holdings as of September 30, 2000. The expected allocation represents the fund's anticipated target asset allocation at March 31, 2001.

Semiannual Report

Fidelity Freedom 2020 Fund

Investments September 30, 2000

(Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 73.6%
	Shares	Value (Note 1)
Domestic Equity Funds - 63.4%
Blue Chip Growth Fund	2,796,771	$ 166,631,628
Disciplined Equity Fund	5,313,529	168,120,060
Equity-Income Fund	3,314,157	178,003,387
Fidelity Fund	4,344,065	166,551,437
Growth & Income Portfolio	3,792,408	169,937,796
Growth Company Fund	1,841,153	171,871,619
OTC Portfolio	1,799,784	105,701,334
TOTAL DOMESTIC EQUITY FUNDS		1,126,817,261
International Equity Funds - 10.2%
Diversified International Fund	2,006,555	47,896,474
Europe Fund	1,702,628	62,333,215
Japan Fund	772,770	17,317,770
Overseas Fund	1,113,312	47,226,699
Southeast Asia Fund	567,547	7,417,833
TOTAL INTERNATIONAL EQUITY FUNDS		182,191,991
TOTAL EQUITY FUNDS (Cost $1,083,468,162)		1,309,009,252
Fixed-Income Funds - 26.4%

High Yield Fixed-Income Funds - 7.4%
Capital & Income Fund	15,123,208	131,420,674
Investment Grade Fixed-Income Funds - 19.0%
Government Income Fund	13,292,131	127,471,538
Intermediate Bond Fund	8,451,518	83,331,971
Investment Grade Bond Fund	18,193,722	127,537,989
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		338,341,498
TOTAL FIXED-INCOME FUNDS (Cost $478,642,810)		469,762,172
Cash Equivalents - 0.0%
	Maturity Amount	Value (Note 1)
Investments in repurchase agreements (U.S. Treasury Obligations), in a joint trading account at 6.52%, dated 9/29/00 due 10/2/00 (Cost $134,000)	$ 134,073	$ 134,000
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $1,562,244,972)		$ 1,778,905,424
Other Information
Purchases and redemptions of the underlying fund shares aggregated $759,466,172 and $852,004,965, respectively.
Income Tax Information

At September 30, 2000, the aggregate cost of investment securities for income tax purposes was $1,572,692,309. Net unrealized appreciation aggregated $206,213,115, of which $235,824,464 related to appreciated investment securities and $29,611,349 related to depreciated investment securities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2020 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2000 (Unaudited)
Assets
Investment in securities, at value (including repurchase agreements of $134,000) (cost $1,562,244,972) - See accompanying schedule		$ 1,778,905,424
Cash		986
Receivable for Freedom Fund shares sold		5,740,992
Dividends receivable		3,561,796
Total assets		1,788,209,198
Liabilities
Payable for underlying fund shares purchased	$ 6,499,445
Payable for Freedom Fund shares redeemed	2,815,203
Accrued management fee	117,220
Total liabilities		9,431,868
Net Assets		$ 1,778,777,330
Net Assets consist of:
Paid in capital		$ 1,503,157,147
Undistributed net investment income		18,439,871
Accumulated undistributed net realized gain (loss) on investments		40,519,860
Net unrealized appreciation (depreciation) on investments		216,660,452
Net Assets, for 109,226,279 shares outstanding		$ 1,778,777,330
Net Asset Value, offering price and redemption price per share ($1,778,777,330 ÷ 109,226,279 shares)		$16.29

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2020 Fund
Financial Statements - continued

Statement of Operations

	Six months ended September 30, 2000 (Unaudited)
Investment Income Income distributions from underlying funds		$ 19,446,483
Interest		7,671
Total income		19,454,154
Expenses
Management fee	$ 929,977
Non-interested trustees' compensation	2,997
Total expenses before reductions	932,974
Expense reductions	(347,393)	585,581
Net investment income		18,868,573
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	6,626,965
Capital gain distributions from underlying funds	44,204,707	50,831,672
Change in net unrealized appreciation (depreciation) on investment securities		(99,546,222)
Net gain (loss)		(48,714,550)
Net increase (decrease) in net assets resulting from operations		$ (29,845,977)
Other Information
Expense reductions Reimbursement from investment adviser		$ 189,937
Transfer agent credits		157,456
		$ 347,393

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2020 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended September 30, 2000 (Unaudited)	Year ended March 31, 2000
Increase (Decrease) in Net Assets
Operations Net investment income	$ 18,868,573	$ 27,825,560
Net realized gain (loss)	50,831,672	114,727,926
Change in net unrealized appreciation (depreciation)	(99,546,222)	197,716,542
Net increase (decrease) in net assets resulting from operations	(29,845,977)	340,270,028
Distributions to shareholders From net investment income	(8,576,714)	(30,565,990)
In excess of net investment income	-	(9,190,347)
From net realized gain	(79,613,763)	(45,679,122)
Total distributions	(88,190,477)	(85,435,459)
Share transactions Net proceeds from sales of Freedom Fund shares	725,698,788	1,070,824,990
Reinvestment of distributions	88,097,858	85,369,347
Cost of Freedom Fund shares redeemed	(881,161,205)	(441,498,703)
Net increase (decrease) in net assets resulting from share transactions	(67,364,559)	714,695,634
Total increase (decrease) in net assets	(185,401,013)	969,530,203
Net Assets
Beginning of period	1,964,178,343	994,648,140
End of period (including undistributed net investment income of $18,439,871 and $8,148,012, respectively)	$ 1,778,777,330	$ 1,964,178,343
Other Information Shares
Sold	44,358,793	67,843,604
Issued in reinvestment of distributions	5,589,964	5,511,982
Redeemed	(54,411,168)	(28,010,025)
Net increase (decrease)	(4,462,411)	45,345,561

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended September 30, 2000	Years ended March 31,
	(Unaudited)	2000	1999	1998	1997 E
Selected Per-Share Data
Net asset value, beginning of period	$ 17.28	$ 14.55	$ 13.28	$ 10.21	$ 10.00
Income from Investment Operations
Net investment income D	.16	.32	.27	.21	.08
Net realized and unrealized gain (loss)	(.43)	3.43	1.55	3.33	.22
Total from investment operations	(.27)	3.75	1.82	3.54	.30
Less Distributions
From net investment income	(.07)	(.35)	(.28)	(.34)	(.09)
In excess of net investment income	-	(.10)	-	-	-
From net realized gain	(.65)	(.57)	(.27)	(.13)	-
Total distributions	(.72)	(1.02)	(.55)	(.47)	(.09)
Net asset value, end of period	$ 16.29	$ 17.28	$ 14.55	$ 13.28	$ 10.21
Total Return B, C	(1.42)%	26.74%	14.00%	35.36%	2.99%
Ratios and Supplemental Data (amounts do not include the activity of the underlying funds)
Net assets, end of period (000 omitted)	$ 1,778,777	$ 1,964,178	$ 994,648	$ 577,603	$ 14,958
Ratio of expenses to average net assets	.08% A, F	.08% F	.08% F	.08% F	.08% A, F
Ratio of expenses to average net assets after expense reductions	.06% A, G	.07% G	.07% G	.08%	.08% A
Ratio of net investment income to average net assets	2.02% A	2.07%	2.03%	1.76%	1.75% A
Portfolio turnover rate	80% A	28%	18%	15%	21% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C The total returns would have been lower had certain expenses not been reduced during the periods shown.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E For the period October 17, 1996 (commencement of operations) to March 31, 1997.

F FMR agreed to reimburse a portion of the fund's expenses during the period. Without this reimbursement, the fund's expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the fund's expenses.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2030 Fund

Investment Changes

Fund Holdings as of September 30, 2000
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
Blue Chip Growth Fund	10.4%	10.5%
Disciplined Equity Fund	10.5	10.6
Equity-Income Fund	11.2	10.9
Fidelity Fund	10.4	10.4
Growth & Income Portfolio	10.6	10.5
Growth Company Fund	10.8	10.1
OTC Portfolio	6.6	6.7
	70.5	69.7
International Equity Funds
Diversified International Fund	3.3	3.4
Europe Fund	4.4	4.7
Japan Fund	1.2	1.4
Overseas Fund	3.3	3.4
Southeast Asia Fund	0.5	0.7
	12.7	13.6
High Yield Fixed-Income Funds
Capital & Income Fund	8.3	8.6

Investment Grade Fixed-Income Funds
Government Income Fund	3.2	3.1
Intermediate Bond Fund	2.1	2.0
Investment Grade Bond Fund	3.2	3.0
	8.5	8.1
	100.0%	100.0%

Semiannual Report

Fidelity Freedom 2030 Fund
Investment Changes - continued

Investments

Asset Allocation

**Six months ago**

8.1% (IG)
8.6% (HY)
69.7% (DE)
13.6% (IE)

**Current**

8.5% (IG)
8.3% (HY)
70.5% (DE)
12.7% (IE)

Equity

DE = Domestic Equity funds

IE = International Equity funds

Fixed-income

HY = High Yield funds

IG = Investment Grade funds

**Expected**

9.2% (IG)
7.9% (HY)
70.0% (DE)
12.9% (IE)

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of March 31, 2000. The current allocation is based on the fund's holdings as of September 30, 2000. The expected allocation represents the fund's anticipated target asset allocation at March 31, 2001.

Semiannual Report

Fidelity Freedom 2030 Fund

Investments September 30, 2000

(Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 83.2%
	Shares	Value (Note 1)
Domestic Equity Funds - 70.5%
Blue Chip Growth Fund	2,265,073	$ 134,953,020
Disciplined Equity Fund	4,303,355	136,158,153
Equity-Income Fund	2,684,261	144,171,671
Fidelity Fund	3,517,626	134,865,764
Growth & Income Portfolio	3,070,934	137,608,566
Growth Company Fund	1,491,269	139,209,991
OTC Portfolio	1,457,366	85,591,096
TOTAL DOMESTIC EQUITY FUNDS		912,558,261
International Equity Funds - 12.7%
Diversified International Fund	1,808,278	43,163,586
Europe Fund	1,542,310	56,463,956
Japan Fund	706,020	15,821,916
Overseas Fund	1,003,397	42,564,103
Southeast Asia Fund	517,817	6,767,870
TOTAL INTERNATIONAL EQUITY FUNDS		164,781,431
TOTAL EQUITY FUNDS (Cost $976,555,781)		1,077,339,692
Fixed-Income Funds - 16.8%

High Yield Fixed-Income Funds - 8.3%
Capital & Income Fund	12,321,758	107,076,075
Investment Grade Fixed-Income Funds - 8.5%
Government Income Fund	4,316,472	41,394,969
Intermediate Bond Fund	2,742,484	27,040,890
Investment Grade Bond Fund	5,908,146	41,416,100
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		109,851,959
TOTAL FIXED-INCOME FUNDS (Cost $224,354,620)		216,928,034
Cash Equivalents - 0.0%
	Maturity Amount	Value (Note 1)
Investments in repurchase agreements (U.S. Treasury Obligations), in a joint trading account at 6.52%, dated 9/29/00 due 10/2/00 (Cost $241,000)	$ 241,131	$ 241,000
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $1,201,151,401)		$ 1,294,508,726
Other Information
Purchases and redemptions of the underlying fund shares aggregated $546,347,991 and $395,779,886, respectively.
Income Tax Information

At September 30, 2000, the aggregate cost of investment securities for income tax purposes was $1,210,819,711. Net unrealized appreciation aggregated $83,689,015, of which $114,371,271 related to appreciated investment securities and $30,682,256 related to depreciated investment securities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2030 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2000 (Unaudited)
Assets
Investment in securities, at value (including repurchase agreements of $241,000) (cost $1,201,151,401) - See accompanying schedule		$ 1,294,508,726
Cash		106
Receivable for Freedom Fund shares sold		4,075,987
Dividends receivable		2,067,675
Total assets		1,300,652,494
Liabilities
Payable for underlying fund shares purchased	$ 3,527,176
Payable for Freedom Fund shares redeemed	2,681,611
Accrued management fee	85,797
Total liabilities		6,294,584
Net Assets		$ 1,294,357,910
Net Assets consist of:
Paid in capital		$ 1,169,283,106
Undistributed net investment income		9,490,237
Accumulated undistributed net realized gain (loss) on investments		22,227,242
Net unrealized appreciation (depreciation) on investments		93,357,325
Net Assets, for 76,423,836 shares outstanding		$ 1,294,357,910
Net Asset Value, offering price and redemption price per share ($1,294,357,910 ÷ 76,423,836 shares)		$16.94

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2030 Fund
Financial Statements - continued

Statement of Operations

	Six months ended September 30, 2000 (Unaudited)
Investment Income Income distributions from underlying funds		$ 9,711,309
Interest		4,856
Total income		9,716,165
Expenses
Management fee	$ 627,218
Non-interested trustees' compensation	1,950
Total expenses before reductions	629,168
Expense reductions	(246,408)	382,760
Net investment income		9,333,405
Realized and Unrealized Gain (Loss)
Realized gain (loss) on sale of underlying fund shares	(8,515,612)
Capital gain distributions from underlying funds	35,914,973	27,399,361
Change in net unrealized appreciation (depreciation) on investment securities		(64,175,127)
Net gain (loss)		(36,775,766)
Net increase (decrease) in net assets resulting from operations		$ (27,442,361)
Other Information Expense reductions
Reimbursement from investment adviser		$ 116,118
Custodian credits		9
Transfer agent credits		130,281
		$ 246,408

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2030 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended September 30, 2000 (Unaudited)	Year ended March 31, 2000
Increase (Decrease) in Net Assets
Operations Net investment income	$ 9,333,405	$ 10,839,705
Net realized gain (loss)	27,399,361	47,888,924
Change in net unrealized appreciation (depreciation)	(64,175,127)	124,367,144
Net increase (decrease) in net assets resulting from operations	(27,442,361)	183,095,773
Distributions to shareholders From net investment income	(2,974,922)	(11,857,366)
In excess of net investment income	-	(5,567,916)
From net realized gain	(32,724,681)	(16,766,828)
Total distributions	(35,699,603)	(34,192,110)
Share transactions Net proceeds from sales of Freedom Fund shares	626,326,685	1,047,707,036
Reinvestment of distributions	35,645,861	34,158,038
Cost of Freedom Fund shares redeemed	(520,841,491)	(380,056,821)
Net increase (decrease) in net assets resulting from share transactions	141,131,055	701,808,253
Total increase (decrease) in net assets	77,989,091	850,711,916
Net Assets
Beginning of period	1,216,368,819	365,656,903
End of period (including undistributed net investment income of $9,490,237 and $3,131,754, respectively)	$ 1,294,357,910	$ 1,216,368,819
Other Information Shares
Sold	36,917,460	64,352,067
Issued in reinvestment of distributions	2,164,290	2,150,226
Redeemed	(30,834,169)	(23,460,029)
Net increase (decrease)	8,247,581	43,042,264

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended September 30, 2000	Years ended March 31,
	(Unaudited)	2000	1999	1998	1997 E
Selected Per-Share Data
Net asset value, beginning of period	$ 17.84	$ 14.55	$ 13.42	$ 10.21	$ 10.00
Income from Investment Operations
Net investment income D	.13	.27	.25	.22	.08
Net realized and un realized gain (loss)	(.55)	3.91	1.60	3.42	.22
Total from investment operations	(.42)	4.18	1.85	3.64	.30
Less Distributions
From net investment income	(.04)	(.28)	(.24)	(.17)	(.09)
In excess of net investment income	-	(.13)	-	(.14)	-
From net realized gain	(.44)	(.48)	(.48)	(.12)	-
Total distributions	(.48)	(.89)	(.72)	(.43)	(.09)
Net asset value, end of period	$ 16.94	$ 17.84	$ 14.55	$ 13.42	$ 10.21
Total Return B, C	(2.28)%	29.64%	14.29%	36.28%	2.99%
Ratios and Supplemental Data (amounts do not include the activity of the underlying funds)
Net assets, end of period (000 omitted)	$ 1,294,358	$ 1,216,369	$ 365,657	$ 115,072	$ 5,725
Ratio of expenses to average net assets	.08% A, F	.08% F	.08% F	.08% F	.08% A, F
Ratio of expenses to average net assets after expense reductions	.06% A, G	.07% G	.07% G	.08%	.08% A
Ratio of net investment income to average net assets	1.48% A	1.71%	1.87%	1.78%	1.71% A
Portfolio turnover rate	62% A	26%	16%	34%	19% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C The total returns would have been lower had certain expenses not been reduced during the periods shown.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E For the period October 17, 1996 (commencement of operations) to March 31, 1997.

F FMR agreed to reimburse a portion of the fund's expenses during the period. Without this reimbursement, the fund's expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the fund's expenses.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2040 Fund

Investment Summary

Fund Holdings as of September 30, 2000
% of fund's investments
Domestic Equity Funds
Blue Chip Growth Fund	11.2%
Disciplined Equity Fund	11.2
Equity-Income Fund	11.4
Fidelity Fund	11.2
Growth & Income Portfolio	11.3
Growth Company Fund	11.4
OTC Portfolio	7.3
75.0
International Equity Funds
Diversified International Fund	3.8
Europe Fund	5.3
Japan Fund	1.5
Overseas Fund	3.7
Southeast Asia Fund	0.7
15.0
High Yield Fixed-Income Funds
Capital & Income Fund	10.0
100.0%

Semiannual Report

Fidelity Freedom 2040 Fund
Investment Summary - continued

Investments

Asset Allocation

**Current**

10.0% (HY)
75.0% (DE)
15.0% (IE)

**Expected**

10.0% (HY)
75.0% (DE)
15.0% (IE)

Equity

DE = Domestic Equity funds

IE = International Equity funds

Fixed-income

HY = High Yield funds

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The current allocation is based on the fund's holdings as of September 30, 2000. The expected allocation represents the fund's anticipated target asset allocation at March 31, 2000.

Semiannual Report

Fidelity Freedom 2040 Fund

Investments September 30, 2000

(Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 90.0%
	Shares	Value (Note 1)
Domestic Equity Funds - 75.0%
Blue Chip Growth Fund	8,479	$ 505,208
Disciplined Equity Fund	15,961	505,001
Equity-Income Fund	9,588	514,981
Fidelity Fund	13,168	504,875
Growth & Income Portfolio	11,406	511,109
Growth Company Fund	5,497	513,186
OTC Portfolio	5,648	331,691
TOTAL DOMESTIC EQUITY FUNDS		3,386,051
International Equity Funds - 15.0%
Diversified International Fund	7,113	169,788
Europe Fund	6,486	237,448
Japan Fund	2,995	67,121
Overseas Fund	3,952	167,644
Southeast Asia Fund	2,554	33,377
TOTAL INTERNATIONAL EQUITY FUNDS		675,378
TOTAL EQUITY FUNDS (Cost $4,115,716)		4,061,429
Fixed-Income Funds - 10.0%

High Yield Fixed-Income Funds - 10.0%
Capital & Income Fund (Cost $457,218)	51,837	450,466
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $4,572,934)		$ 4,511,895
Other Information
Purchases and redemptions of the underlying fund shares aggregated $4,869,934 and $297,000, respectively.
Income Tax Information

At September 30, 2000, the aggregate cost of investment securities for income tax purposes was $4,572,934. Net unrealized depreciation aggregated $61,039, of which $6,617 related to appreciated investment securities and $67,656 related to depreciated investment securities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2040 Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2000 (Unaudited)
Assets
Investment in securities, at value (cost $4,572,934) - See accompanying schedule		$ 4,511,895
Cash		155
Receivable for Freedom Fund shares sold		1,151,525
Dividends receivable		949
Total assets		5,664,524
Liabilities
Payable for underlying fund shares purchased	$ 1,152,474
Accrued management fee	93
Total liabilities		1,152,567
Net Assets		$ 4,511,957
Net Assets consist of:
Paid in capital		$ 4,562,695
Undistributed net investment income		1,968
Accumulated undistributed net realized gain (loss) on investments		8,333
Net unrealized appreciation (depreciation) on investments		(61,039)
Net Assets, for 465,006 shares outstanding		$ 4,511,957
Net Asset Value, offering price and redemption price per share ($4,511,957 ÷ 465,006 shares)		$9.70

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2040 Fund
Financial Statements - continued

Statement of Operations

	September 6, 2000 (commencement of operations) to September 30, 2000 (Unaudited)
Investment Income Income distributions from underlying funds		$ 1,915
Interest		146
Total income		2,061
Expenses
Management fee	$ 111
Expense reductions	(18)	93
Net investment income		1,968
Realized and Unrealized Gain (Loss) Capital gain distributions from underlying funds		8,333
Change in net unrealized appreciation (depreciation) on investment securities		(61,039)
Net gain (loss)		(52,706)
Net increase (decrease) in net assets resulting from operations		$ (50,738)
Other Information Expense reductions
Reimbursement from investment adviser		$ 18

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Freedom 2040 Fund
Financial Statements - continued

Statement of Changes in Net Assets

September 6, 2000 (commencement of operations) to September 30, 2000 (Unaudited)
Increase (Decrease) in Net Assets
Operations Net investment income	$ 1,968
Net realized gain (loss)	8,333
Change in net unrealized appreciation (depreciation)	(61,039)
Net increase (decrease) in net assets resulting from operations	(50,738)
Share transactions Net proceeds from sales of Freedom Fund shares	4,636,614
Cost of Freedom Fund shares redeemed	(73,919)
Net increase (decrease) in net assets resulting from share transactions	4,562,695
Total increase (decrease) in net assets	4,511,957
Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $1,968)	$ 4,511,957
Other Information Shares
Sold	472,621
Redeemed	(7,615)
Net increase (decrease)	465,006

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

September 6, 2000 (commencement of operations) to September 30, 2000
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income D	.00
Net realized and unrealized gain (loss)	(.30)
Total from investment operations	(.30)
Net asset value, end of period	$ 9.70
Total Return B, C	(3.00)%
Ratios and Supplemental Data (amounts do not include the activity of the underlying funds)
Net assets, end of period (000 omitted)	$ 4,512
Ratio of expenses to average net assets	.08% A, E
Ratio of expenses to average net assets after expense reductions	.08% A
Ratio of net investment income to average net assets	1.77% A
Portfolio turnover rate	131% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C The total returns would have been lower had certain expenses not been reduced during the periods shown.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E FMR agreed to reimburse a portion of the fund's expenses during the period. Without this reimbursement, the fund's expense ratio would have been higher.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended September 30, 2000 (Unaudited)

1. Significant Accounting Policies.

Freedom Income Fund, Freedom 2000 Fund, Freedom 2010 Fund, Freedom 2020 Fund, Freedom 2030 Fund and Freedom 2040 Fund (the funds) are funds of Fidelity Aberdeen Street Trust (the trust). The trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company organized as a Delaware business trust. Each fund is authorized to issue an unlimited number of shares. The funds primarily invest in a combination of other Fidelity equity, fixed income, and money market funds (the Underlying Funds) managed by Fidelity Management & Research Company (FMR). The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the funds:

Security Valuation. Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation. Short-term securities maturing within sixty days of their purchase date are valued either at amortized cost or original cost plus accrued interest, both of which approximate current value.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, each fund, except for Freedom 2040 Fund, is not subject to income taxes to the extent that it distributes substantially all of its taxable income for the fiscal year. Freedom 2040 Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. By so qualifying, the fund will not be subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedules of investments include information regarding income taxes under the caption "Income Tax Information."

Investment Income. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust. Expenses included in the accompanying financial statements reflect the expenses of each fund and do not include any expenses associated with the Underlying Funds.

Distributions to Shareholders. Distributions from net investment income to shareholders of the Freedom Income Fund are paid monthly, while distributions from capital gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions to shareholders of the other Freedom Funds are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for the short-term gain distributions from the Underlying Funds and losses deferred due to wash sales.

Permanent book and tax basis differences relating to shareholder distributions will

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting
Policies - continued

Distributions to Shareholders -
continued

result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

Security Transactions. Security transactions, normally shares of the Underlying Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. Operating Policies.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the funds, along with other affiliated entities of FMR, may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the funds, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

3. Purchases and Sales of Investments.

Information regarding purchases and redemptions of the Underlying Fund shares is included under the caption "Other Information" at the end of each applicable fund's schedule of investments.

4. Fees and Other Transactions with Affiliates.

Management Fee.Each fund pays a management fee to Strategic Advisers, Inc. (Strategic Advisers), an affiliate of FMR. Strategic Advisers receives a fee that is computed daily at an annual rate of .10% of the fund's average net assets. The management fee paid to Strategic Advisers by each fund is reduced by an amount equal to the fees and expenses paid by each fund to the non-interested Trustees.

Other Transactions. Strategic Advisers has entered into an administration agreement with FMR under which FMR provides management and administrative services (other than investment advisory services) necessary for the operation of each fund. Pursuant to this agreement, FMR pays all expenses of each fund, except the compensation of the non-interested trustees and certain exceptions such as interest, taxes, brokerage commissions, and extraordinary expenses. FMR also contracts with other Fidelity companies to perform the services necessary for the operation of each fund. For the services under the agreement, Strategic Advisers pays FMR a monthly

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Other Transactions - continued

administration fee equal to the management fee received by Strategic Advisers, minus an amount equal to an annual rate of .02% of each fund's average net assets.

5. Expense Reductions.

FMR voluntarily agreed to reimburse each fund's total operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above an annual rate of .08% of the fund's average net assets.

In addition, through arrangements with the funds' custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce a portion of each applicable fund's expenses. For the period, the reductions under these arrangements are shown under the caption "Other Information" on each applicable fund's Statement of Operations.

6. Beneficial Interest.

At the end of the period, one shareholder was record owner of approximately 13% of the total outstanding shares of the Freedom Income Fund.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)Fidelity's Web Site
www.fidelity.com

If you are not currently on the Internet, call EarthLink Sprint at 1-800-288-2967, and be sure to ask for registration number SMD004 to receive a special Fidelity package that includes 30 days of free Internet access. EarthLink is North America's #1 independent Internet access provider.

(computer_graphic)
Fidelity On-line Xpress+®

Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-0240 or visit our web site for more information on how to manage your investments via your PC.

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7373 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

851 East Hamilton Avenue
Campbell, CA

527 North Brand Boulevard
Glendale, CA

19200 Von Karman Avenue
Irvine, CA

10100 Santa Monica Blvd.
Los Angeles, CA

251 University Avenue
Palo Alto, CA

1760 Challenge Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

8 Montgomery Street
San Francisco, CA

950 Northgate Drive
San Rafael, CA

1400 Civic Drive
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

222 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

90 Alhambra Plaza
Coral Gables, FL

4090 N. Ocean Boulevard
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

2401 PGA Boulevard
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8065 Beneva Road
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North Franklin Street
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Maine

Three Canal Plaza
Portland, ME

Maryland

7401 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

25 State Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

416 Belmont Street
Worcester, MA

Semiannual Report

Michigan

280 Old N. Woodward Ave.
Birmingham, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

700 West 47th Street
Kansas City, MO

8885 Ladue Road
Ladue, MO

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

New York

1055 Franklin Avenue
Garden City, NY

999 Walt Whitman Road
Melville, L.I., NY

1271 Avenue of the Americas
New York, NY

71 Broadway
New York, NY

350 Park Avenue
New York, NY

North Carolina

4611 Sharon Road
Charlotte, NC

Ohio

600 Vine Street
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

16850 SW 72nd Avenue
Tigard, OR

Pennsylvania

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

1155 Dairy Ashford Street
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Las Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

Utah

215 South State Street
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

511 Pine Street
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

Investment Adviser

Strategic Advisers, Inc.

Boston, MA

Officers

Edward C. Johnson 3d, President

Robert C. Pozen, Senior Vice President

Robert A. Lawrence, Vice President

Scott D. Stewart, Vice President

Ren Y. Cheng, Vice President

Eric D. Roiter, Secretary

Robert A. Dwight, Treasurer

Maria F. Dwyer, Deputy Treasurer

Thomas J. Simpson, Assistant Treasurer

John H. Costello, Assistant Treasurer

Board of Trustees

Ralph F. Cox *

Phyllis Burke Davis *

Robert M. Gates *

Edward C. Johnson 3d

Donald J. Kirk *

Ned C. Lautenbach *

Peter S. Lynch

Marvin L. Mann *

William O. McCoy *

Gerald C. McDonough *

Robert C. Pozen

Thomas R. Williams *

Advisory Board

J. Michael Cook

Abigail P. Johnson

Marie L. Knowles

* Independent trustees

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Custodian

The Bank of New York

New York, NY

Fidelity's Asset Allocation Funds

Asset ManagerSM

Asset Manager AggressiveSM

Asset Manager: Growth®

Asset Manager: Income®

Fidelity Freedom Funds ® -
Income, 2000, 2010, 2020, 2030, 2040

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

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(8 a.m. - 9 p.m.)

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for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

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(automated graphic)    Automated line for quickest service

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FF-SANN-1100 116201
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